Borrowings - Commercial paper programmes (Details) € in Millions, $ in Billions	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 EUR (€)
Liquidity and capital resources
Borrowings drawn	€ 70,092		€ 67,760
Commercial paper programme
Liquidity and capital resources
Borrowing capacity	3,600	$ 4.0
US commercial paper programme
Liquidity and capital resources
Borrowing capacity	13,500	$ 15.0
Euro commercial paper programme
Liquidity and capital resources
Borrowing capacity	10,000
Syndicated bank facilities
Liquidity and capital resources
Borrowing capacity	4,000
Borrowings drawn	€ 0